EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs
Components of net periodic pension expense for the Company’s qualified and non-qualified plans were as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Service cost	$6	$6	$6
Interest cost	57	46	77
Expected return on assets	(159)	(154)	(147)
Actuarial (gain) loss	1	1	1
Net amortization	65	99	103
Impact of settlement	6	6	7
Net periodic pension expense (benefit)	$(24)	$4	$47
Components of Net Post-Retirement Benefits Costs

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Service cost	$2	$2	$2
Interest cost	10	8	13
Net amortization	6	9	9
Net periodic post-retirement benefits costs	$18	$19	$24
Components of net post-employment benefits costs follow:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Service cost	$1	$1	$1
Interest cost	—	—	—
Net amortization	—	—	(5)
Net (gain) loss	—	—	—
Net periodic post-employment benefits costs	$1	$1	$(4)

Schedule of Accumulated and Projected Benefit Obligations
Changes in the PBO of the Company’s qualified and non-qualified plans were comprised of:

	2022	2021
	(in millions)
Projected benefit obligation, beginning of year	$2,900	$3,180
Interest cost	57	45
Actuarial (gains)/losses (1)	(487)	(95)
Benefits paid	(190)	(198)
Settlements	(26)	(32)
Projected benefit obligation, end of year	$2,254	2,900
______________
(1)Actuarial gains and losses are a product of changes in the discount rate as shown below.
The following table discloses the change in plan assets and the funded status of the Company’s qualified pension plans and non-qualified pension plans:

	2022	2021
	(in millions)
Pension plan assets at fair value, beginning of year	$2,808	$2,744
Actual return on plan assets	(515)	259
Benefits paid	(158)	(165)
Annuity purchases	(25)	(30)
Pension plan assets at fair value, end of year	2,110	2,808
PBO	2,254	2,900
Excess of PBO over pension plan assets, end of year	$144	$92
Changes in the accumulated benefits obligation of the Company’s post-retirement plans recognized in the accompanying consolidated financial statements are described in the following table:
Accumulated Post-Retirement Benefits Obligation

	December 31,
	2022	2021
	(in millions)
Accumulated post-retirement benefits obligation, beginning of year	$466	$516
Service cost	2	2
Interest cost	10	8
Contributions and benefits paid	(20)	(28)
Actuarial (gains) losses	(109)	(32)
Accumulated post-retirement benefits obligation, end of year	$349	$466

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan

	December 31,
	2022	2021
	(in millions)
Projected benefit obligation	$2,254	$2,900
Accumulated benefit obligation	$2,254	$2,900
Fair value of plan assets	$2,110	$2,808

Schedule of Net Periodic Benefit Cost Not Yet Recognized
The following table discloses the amounts included in AOCI as of December 31, 2022 and 2021 that have not yet been recognized as components of net periodic pension cost.

	December 31,
	2022	2021
	(in millions)
Unrecognized net actuarial (gain) loss	$744	$620
Unrecognized prior service cost (credit)	(1)	(1)
Total	$743	$619
The following table discloses the amounts included in AOCI as of December 31, 2022 and 2021 that have not yet been recognized as components of net periodic post-retirement benefits cost:

	December 31,
	2022	2021
	(in millions)
Unrecognized net actuarial (gains) losses	$17	$135
Unrecognized prior service (credit)	(24)	(26)
Total	$(7)	$109

Schedule of Allocation of Plan Assets
The following table discloses the allocation of the fair value of total qualified pension plan assets as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Fixed maturities	46.4%	47.2%
Equity securities	21.4	29.7
Equity real estate	22.6	16.5
Cash and short-term investments	4.0	2.5
Other	5.6	4.1
Total	100.0%	100.0%

Schedule of Fair Values of Plan Assets Within Fair Value Hierarchy
The following tables disclose the fair values of qualified pension plan assets and their level of observability within the fair value hierarchy as of December 31, 2022 and 2021, respectively.

	Level 1	Level 2	Total
	(in millions)
December 31, 2022:
Fixed Maturities:
Corporate	$—	$619	$619
U.S. Treasury, government and agency	—	336	336
States and political subdivisions	—	8	8
Foreign governments	—	15	15
Common equity, REITs and preferred equity	308	59	367
Mutual funds	30	—	30
Collective Trust	—	61	61
Cash and cash equivalents	47	—	47
Short-term investments	—	34	34
Total Assets at Fair Value	385	1,132	1,517
Investments measured at NAV	—	—	600
Total Investments at Fair Value	$385	$1,132	$2,117

December 31, 2021:
Fixed Maturities:
Corporate	$—	$842	$842
U.S. Treasury, government and agency	—	426	426
States and political subdivisions	—	16	16
Foreign governments	—	18	18
Common equity, REITs and preferred equity	576	108	684
Mutual funds	62	—	62
Collective Trust	—	99	99
Cash and cash equivalents	19	—	19
Short-term investments	—	46	46
Total Assets at Fair Value	657	1,555	2,212
Investments measured at NAV	—	—	593
Total Investments at Fair Value	$657	$1,555	$2,805

Schedule of Employee Benefit Plan, Practical Expedient
The following table lists investments for which NAV is calculated; NAV is used as a practical expedient to determine the fair value of these investments as of December 31, 2022 and 2021.
Practical Expedient Disclosure as of December 31, 2022 and 2021

Investment	Fair Value	Redemption Frequency (If currently eligible)	Redemption Notice Period	Unfunded Commitments
	(in millions)
December 31, 2022:
Private Equity Fund	$79	N/A (1) (2)	N/A	$16
Private Real Estate Investment Trust	468	Quarterly	One Quarter	—
Hedge Fund	53	Calendar Quarters (3)	Previous Quarter End	$10
Total (4)	$600

December 31, 2021:
Private Equity Fund	$72	N/A (1)(2)	N/A	$19
Private Real Estate Investment Trust	457	Quarterly	One Quarter	—
Hedge Fund	65	Calendar Quarters (3)	Previous Quarter End	$5
Total (4)	$594
_______________
(1)Cannot sell or transfer ownership interest without prior written consent to transfer, and by meeting several criteria (e.g., does not adversely affect other investors).
(2)Cannot sell interest in the vehicle without prior written consent of the managing member.
(3)March, June, September and December.
(4)Includes equity method investments of $111 million and $109 million as of December 31, 2022 and 2021, respectively.
Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The table below presents a reconciliation for all Level 3 fair values of qualified pension plan assets as of December 31, 2022, 2021 and 2020, respectively:
Level 3 Instruments
Fair Value Measurements

	Private Real Estate Investment Trusts	Other Equity Investments	Fixed Maturities
	(in millions)
Balance, January 1, 2022	$—	$—	$(1)
Actual return on plan assets — Sales/Settlements	—	—	(1)
Balance, December 31, 2022	$—	$—	$(2)

Balance, January 1, 2021	$—	$—	$—
Actual return on plan assets — Sales/Settlements	—	—	(1)
Balance, December 31, 2021	$—	$—	$(1)

Balance, January 1, 2020	$—	$—	$1
Actual return on plan assets — Sales/Settlements	—	—	(1)
Balance, December 31, 2020	$—	$—	$—

Schedule of Assumptions Used
The following table discloses assumptions used to measure the Company’s pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2022 and 2021.

	December 31,
	2022	2021
Discount rates:
Equitable Financial QP	5.13%	2.55%
Equitable Excess Retirement Plan	5.09%	2.47%
MONY Life Retirement Income Security Plan for Employees	5.22%	2.78%
AB Qualified Retirement Plan	5.50%	2.55%
Other defined benefit plans	4.93%-5.22%	2.05%-2.78%
Periodic cost	4.84% - 5.20%	1.18%-2.78%
Cash balance interest crediting rate for pre-April 1, 2012 accruals	4.00%	4.00%
Cash balance interest crediting rate for post-April 1, 2012 accruals	0.25%	0.50%

Rates of compensation increase:
Benefit obligation	5.96%	5.97%
Periodic cost	6.37%	6.33%

Expected long-term rates of return on pension plan assets (periodic cost)	6.25%	6.25%
The assumed discount rates for measuring the post-retirement benefit obligations as of December 31, 2022 and 2021 were determined in substantially the same manner as described above for measuring the pension benefit obligations. The following table discloses the range of discrete single equivalent discount rates and related net periodic cost at and for the years ended December 31, 2022 and 2021.

	December 31,
	2022	2021
Discount rates:
Benefit obligation	5.07%-5.20%	2.43%-2.72%
Periodic cost	2.71%-4.58%	2.34%-2.52%

Schedule of Health Care Cost Trend Rates
Assumed Healthcare Cost Trend Rates used to Measure the Expected Cost of Benefits

	December 31,
	2022	2021
Following year	5.4%	5.1%
Ultimate rate to which cost increase is assumed to decline	3.9%	4.0%
Year in which the ultimate trend rate is reached	2096	2094

Schedule of Expected Benefit Payments
The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2023, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations as of December 31, 2022 and include benefits attributable to estimated future employee service.

		Postretirement Benefits
			Health
Calendar Year	Pension Benefits	Life Insurance	Gross Estimate Payment	Estimated Medicare Part D Subsidy	Net Estimate Payment
	(in millions)
2023	$210,551	$—	$—	$—	$—
2024	$245,066	$—	$—	$—	$—
2025	$198,657	$—	$—	$—	$—
2026	$188,175	$—	$—	$—	$—
2027	$180,393	$—	$—	$—	$—
2028 to 2032	$2,280,266	$—	$—	$—	$—